CONDENSED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (2,625,148)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(55,724)
Change in fair value of warrant liabilities	193,000
Transaction costs allocable to warrants	649,349
Changes in operating assets and liabilities:
Prepaid expenses	(565,282)
Accrued expenses	1,314,707
Net cash used in operating activities	(1,089,098)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(345,000,000)
Net cash used in investing activities	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	338,100,000
Proceeds from sale of Private Placement Warrants	11,700,000
Repayment of promissory note - related party	(89,890)
Payment of offering costs	(429,431)
Net cash used in financing activities	349,280,679
Net Change in Cash	3,191,581
Cash - Beginning of period	0
Cash - End of period	3,191,581
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	12,000
Offering costs paid through promissory note	37,640
Deferred underwriting fee payable	$ 12,075,000